Shareholder Report, Holdings (Details) - C000195671 [Member]	May 31, 2026
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%